ACQUISITION AND BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2022
Acquisition And Business Combination
Schedule of pro forma consolidated net income

Year Ended March 31,	2019
Net loss	$(5,160)
Net loss applicable to common stockholders	$(3,920)
Net loss per share, basic and diluted	$(0.01)